UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2006

Check here if Amendment [ ]; Amendment Number:
                                                -----------
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          CastleRock Management, LLC
Address:       101 Park Avenue, 23rd Floor
               New York, NY 10178

Form 13F File Number: 028-5611

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:          Paul P. Tanico and Ellen H. Adams
Title:         Managing Members
Phone:         212-251-3300

Signature, Place, and Date of Signing:

/s/ Paul P. Tanico           New York, NY           11/13/06
--------------------------------------------------------------------------------
 [Signature]                [City, State]            [Date]

/s/ Ellen H. Adams           New York, NY           11/13/06
--------------------------------------------------------------------------------
  [Signature]                [City, State]           [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)



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

                              TITLE                  VALUE      SHRS/     SH/  CALL/  INVESTMENT    OTHER    VOTING AUTHORITY
NAME OF ISSUER                OF CLASS   CUSIP       (X$1,000)  PRN AMT   PRN  PUT    DISCRETION    MANAGERS SOLE       SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
ACTIVISION INC                COM NEW    004930202        4,945   327,500     SH          SOLE          N/A     327,500    0     0
AMERICAN TOWER CORP           CL A       029912201        7,509   205,713     SH          SOLE          N/A     205,713    0     0
APPLE COMPUTER INC            COM        037833100       16,204   210,500     SH          SOLE          N/A     210,500    0     0
BANK NEW YORK INC             COM        064057102          298     8,449     SH          SOLE          N/A       8,449    0     0
BOEING CO                     COM        097023105       12,435   157,700     SH          SOLE          N/A     157,700    0     0
CELGENE CORP                  COM        151020104        3,529    81,500     SH          SOLE          N/A      81,500    0     0
CHESAPEAKE ENERGY CORP        COM        165167107        3,927   135,500     SH          SOLE          N/A     135,500    0     0
CISCO SYS INC                 COM        17275R102       12,715   553,300     SH          SOLE          N/A     553,300    0     0
CONEXANT SYSTEMS INC          COM        207142100        1,938   968,910     SH          SOLE          N/A     968,910    0     0
COOPER COS INC                COM NEW    216648402        5,580   104,300     SH          SOLE          N/A     104,300    0     0
CORNING INC                   COM        219350105       16,709   684,501     SH          SOLE          N/A     684,501    0     0
DOBSON COMMUNICATIONS CORP    CL A       256069105        7,328 1,043,914     SH          SOLE          N/A   1,043,914    0     0
ELECTRONIC ARTS INC           COM        285512109        9,683   173,400     SH          SOLE          N/A     173,400    0     0
EQUINIX INC                   COM NEW    29444U502       23,582   392,381     SH          SOLE          N/A     392,381    0     0
FOOT LOCKER INC               COM        344849104        8,686   344,000     SH          SOLE          N/A     344,000    0     0
FOSTER WHEELER LTD            SHS NEW    G36535139        6,538   169,430     SH          SOLE          N/A     169,430    0     0
GAMESTOP CORP NEW             CL A       36467W109       10,521   227,344     SH          SOLE          N/A     227,344    0     0
GENENTECH INC                 COM NEW    368710406        8,659   104,700     SH          SOLE          N/A     104,700    0     0
GOOGLE INC                    CL A       38259P508       10,302    25,632     SH          SOLE          N/A      25,632    0     0
GREAT ATLANTIC & PAC TEA INC  COM        390064103        2,938   122,000     SH          SOLE          N/A     122,000    0     0
KLA-TENCOR CORP               COM        482480100       10,949   246,200     SH          SOLE          N/A     246,200    0     0
LAM RESEARCH CORP             COM        512807108        2,806    61,900     SH          SOLE          N/A      61,900    0     0
LAS VEGAS SANDS CORP          COM        517834107        5,823    85,200     SH          SOLE          N/A      85,200    0     0
MARVELL TECHNOLOGY GROUP LTD  ORD        G5876H105        7,354   379,664     SH          SOLE          N/A     379,664    0     0
MEMC ELECTR MATLS INC         COM        552715104       16,915   461,787     SH          SOLE          N/A     461,787    0     0
MIRANT CORP NEW               COM        60467R100        5,806   212,600     SH          SOLE          N/A     212,600    0     0
NII HLDGS INC                 CL B NEW   62913F201       24,902   400,619     SH          SOLE          N/A     400,619    0     0
PATHMARK STORES INC NEW       COM        70322A101        2,874   288,800     SH          SOLE          N/A     288,800    0     0
PETROHAWK ENERGY CORP         COM        716495106        5,756   553,472     SH          SOLE          N/A     553,472    0     0
RESEARCH IN MOTION LTD        COM        760975102        3,552    34,600     SH          SOLE          N/A      34,600    0     0
SBA COMMUNCATIONS CORP        COM        78388J106        1,411    58,000     SH          SOLE          N/A      58,000    0     0
SEMITOOL INC                  COM        816909105        2,982   288,430     SH          SOLE          N/A     288,430    0     0
STARWOOD HOTELS&RESORTS WRLD  COM        85590A401        8,006   139,987     SH          SOLE          N/A     139,987    0     0
TIME WARNER TELECOM INC       CL A       887319101       14,041   738,612     SH          SOLE          N/A     738,612    0     0
UNITEDHEALTH GROUP INC        COM        91324P102        6,780   137,800     SH          SOLE          N/A     137,800    0     0
UNIVERSAL HLTH SVCS INC       CL B       913903100        3,608    60,200     SH          SOLE          N/A      60,200    0     0
WHITTIER ENERGY CORP          COM NEW    966785305        1,615   258,400     SH          SOLE          N/A     258,400    0     0
WYNN RESORTS LTD              COM        983134107        7,980   117,330     SH          SOLE          N/A     117,330    0     0
XM SATELLITE RADIO HLDGS INC  CL A       983759101        1,980   153,500     SH          SOLE          N/A     153,500    0     0

                                      39                309,164

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
Form 13F Information Table Entry Total:         39
Form 13F Information Table Value Total:         309,164
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE

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